Document And Entity Information	Oct. 16, 2026
Document Information [Line Items]
Entity, Registrant Name	ARCHIMEDES TECH SPAC PARTNERS II CO.
Document, Type	8-K
Document, Period End Date	Oct. 16, 2026
Entity, Incorporation, State or Country Code	E9
Entity, File Number	001-42514
Entity, Address, Address Line One	2093 Philadelphia Pike #1968
Entity, Address, City or Town	Claymont
Entity, Address, State or Province	DE
Entity, Address, Postal Zip Code	19703
City Area Code	725
Local Phone Number	312-2430
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0002028516
UnitsEachConsistingOfOneOrdinaryShareAndOnehalfOfOneRedeemableWarrant Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one-half of one redeemable Warrant
Trading Symbol	ATIIU
Security Exchange Name	NASDAQ
OrdinarySharesParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	ATII
Security Exchange Name	NASDAQ
WarrantsEachWholeWarrantExercisableForOneOrdinaryShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share
Trading Symbol	ATIIW
Security Exchange Name	NASDAQ